FINANCIAL INSTRUMENTS - Scheduled Debt Repayments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	$ 4,690
Gross lease liabilities	59
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	4,690
Gross lease liabilities	59
7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	6
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	6
7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	5
7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	32
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	32
8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	15
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	15
6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	200
5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	200
5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	200
6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	300
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	300
6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	600
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	600
7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	250
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	250
5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	807
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	807
5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	850
5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	375
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	375
5.75% Notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	850
Not later than one year [member]
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	11
Gross lease liabilities	13
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	11
Gross lease liabilities	13
Not later than one year [member] | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	6
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	6
Not later than one year [member] | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	5
Not later than one year [member] | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Not later than one year [member] | 5.75% Notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member]
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	47
Gross lease liabilities	11
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	47
Gross lease liabilities	11
Later than one year and not later than two years [member] | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	32
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	32
Later than one year and not later than two years [member] | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	15
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	15
Later than one year and not later than two years [member] | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than one year and not later than two years [member] | 5.75% Notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member]
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Gross lease liabilities	11
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Gross lease liabilities	11
Later than two years and not later than three years [member] | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than two years and not later than three years [member] | 5.75% Notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member]
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Gross lease liabilities	7
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Gross lease liabilities	7
Later than three years and not later than four years [member] | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than three years and not later than four years [member] | 5.75% Notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member]
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Gross lease liabilities	5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Gross lease liabilities	5
Later than four years and not later than five years [member] | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than four years and not later than five years [member] | 5.75% Notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than five years [member]
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	4,632
Gross lease liabilities	12
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	4,632
Gross lease liabilities	12
Later than five years [member] | 7.73% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than five years [member] | 7.70% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than five years [member] | 7.37% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than five years [member] | 8.05% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	0
Later than five years [member] | 6.38% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	200
Later than five years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	200
Later than five years [member] | 5.80% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	200
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	200
Later than five years [member] | 6.45% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	300
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	300
Later than five years [member] | 6.35% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	600
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	600
Later than five years [member] | 7.50% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	250
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	250
Later than five years [member] | 5.95% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	807
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	807
Later than five years [member] | 5.7% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	850
Later than five years [member] | 5.25% notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	375
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	375
Later than five years [member] | 5.75% Notes
Scheduled debt repayments [abstract]
Total undiscounted cash flows of borrowings	850
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted cash flows of borrowings	$ 850